N-6	Apr. 21, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	John Hancock Life Insurance Co USA Separate Account A
Entity Central Index Key	0000801019
Entity Investment Company Type	N-6
Document Period End Date	Apr. 21, 2025
Amendment Flag	false
Accumulation Variable Universal Life 2025
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first twelve policy years from the Policy Date. The maximum surrender charge is 5.413% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,413.
FEE TABLE Deductions from policy value
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Base Face Amount charge, Supplemental Face
Amount charge, indexed performance charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	1.17%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first twelve policy years from the Policy Date. The maximum surrender charge is 5.413% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,413.
FEE TABLE Deductions from policy value

Surrender Charge Phaseout Period, Years | yr	12
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.413%
Surrender Charge Example Maximum [Dollars]	$ 5,413
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Base Face Amount charge, Supplemental Face
Amount charge, indexed performance charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	1.17%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.17%
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN A POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Early Surrender or Withdrawal Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account and indexed accounts) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at
dfinview.com/JohnHancock/TAHD/AVUL2025.
Investment Risk/Risk of Loss Risks Associated with Indexed Accounts
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock USA, including that the obligations, the fixed account and indexed accounts, guarantees, or benefits are subject to the claims-
paying ability of John Hancock USA. Information about John
Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our
current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Unless the No-Lapse Guarantee is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges.
This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Lapse and Reinstatement

Investment Restrictions [Text Block]	There are restrictions that may limit the variable investment account options and general account options, the fixed account and indexed accounts that you may choose, as well as limitations on the transfer of policy value among those options. These restrictions may include a monthly limit on the number of transfers you may make. We may also impose additional restrictions to discourage market timing and disruptive trading activity.In particular, your allocation options will be affected if you elect to take a loan or receive benefits under certain supplementary benefit riders.Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.
Optional Benefit Restrictions [Text Block]	There are restrictions and limitations relating to optional benefits, as well as conditions under which an optional benefit may be modified or terminated by us. For example, certain supplementary benefit riders may be subject to underwriting, and your election of an option may result in restrictions upon some of the policy benefits, including availability of investment options.Availability of certain optional benefits may vary due to state limitations. See the Material State Variations table for more information.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan. If we pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income. Distributions also are subject to tax penalties under some circumstances.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	7% of each premium paid(1)
Surrender charge(2)	Upon surrender or policy lapse
Minimum charge		$15.61 per $1,000 of Base Face Amount
Maximum charge		$54.13 per $1,000 of Base Face Amount
Charge for a representative insured person	$30.96 per $1,000 of Base Face Amount
Transfer fee(3)	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve	$25
Cash Value Enhancement Rider(4)	Upon payment of premium	3% of premiums paid
Overloan Protection Rider(5)	At exercise of benefit
Minimum charge		0.04%
Maximum charge		8.00%
Accelerated Benefit Rider	At exercise of benefit	$150.00
(1) This charge is 7% of each premium paid in years 1-20 and 2% of each premium paid in years 21 and thereafter. (2) A surrender charge is applicable for twelve policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The minimum charge shown is for a 0 year old female standard nonsmoker underwriting risk. The maximum charge shown is the amount in month one in the first policy year for a 66 year old female preferred nonsmoker underwriting risk. The charge for the representative insured person is for a 45 year old male standard nonsmoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is not currently imposed, but we reserve the right to do so in the policy. (4) The charge for this rider is a percentage of premium which is deducted at the same time as the Premium charge when premiums are paid in years 1 through 10. (5) The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The minimum rate shown is for an insured person who has reached attained age 100 and the guideline premium test or the cash value accumulation test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges:
Cost of Insurance(1):	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for a representative insured person	$0.22 per $1,000 of NAR
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Administrative charge	Monthly	$20.00
Base Face Amount charge(2):	Monthly
Minimum charge		$0.13 per $1,000 of Base Face Amount
Maximum charge		$10.10 per $1,000 of Base Face Amount
Charge for a representative insured person		$0.35 per $1,000 of Base Face Amount
Supplemental Face Amount charge(3):	Monthly
Minimum charge		$0.01 per $1,000 of Supplemental Face Amount
Maximum charge		$7.17 per $1,000 of Supplemental Face Amount
Charge for a representative insured person		$0.01 per $1,000 of Supplemental Face Amount
Indexed Performance charge(4)	Monthly	1.50% annually (0.125% monthly) applied to the policy value in the High Capped Indexed Account
Maximum Standard Loan interest rate(5)	Accrues daily Payable annually	3.25% annual rate
Maximum Index Loan interest rate(6)	Accrues daily Payable annually	15% annual rate
Optional Benefit Charges:
Healthy Engagement Rider	Monthly	$2
Critical Illness Benefit Rider(7)	Monthly
Minimum charge		$0.20 per $1,000 of Critical Illness Benefit Amount
Maximum charge		$48.43 per $1,000 of Critical Illness Benefit Amount
Charge for representative insured person		$2.12 per $1,000 of Critical Illness Benefit Amount
Disability Payment of Specified Premium Rider(8)	Monthly
Minimum charge		$16.57 per $1,000 of Specified Premium
Maximum charge		$198.67 per $1,000 of Specified Premium
Charge for representative insured person		$51.66 per $1,000 of Specified Premium
Long-Term Care Rider(9)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.34 per $1,000 of NAR
Charge for representative insured person		$0.08 per $1,000 of NAR
Long-Term Care Rider 2018(10)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.75 per $1,000 of NAR
Charge for representative insured person		$0.07 per $1,000 of NAR
Return of Premium Death Benefit Rider(11)	Monthly
Minimum charge		$0.02 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for representative insured person		$0.22 per $1,000 of NAR
Defined Benefit Chronic Illness Rider(12)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$35.36 per $1,000 of NAR
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Charge for representative insured person		$0.04 per $1,000 of NAR
(1) The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the third policy year for a 90 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (2) This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, risk classification, and death benefit option at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 20 year old female superpreferred non-smoker underwriting risk with death benefit Option 1. The maximum rate shown is the rate in the fourth policy year for a 90 year old male standard smoker with death benefit Option 2. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker with death benefit Option 2. This charge continues for a maximum of 45 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is determined by multiplying the greater of the amount of Supplemental Face Amount at issue and the current amount of Supplemental Face Amount by the applicable rate. The rates vary by the sex, age, and risk classification of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 45 year old male superpreferred non-smoker. The maximum rate shown is the rate in the fourth policy year for a 90 year old male standard smoker. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. This charge continues for a maximum of 45 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (4) This charge is determined by multiplying the portion of policy value held in the segments of the High Capped Indexed Account by the applicable rate. The charge determined does not apply to policy value held in the other indexed accounts, the variable investment accounts, or any fixed account. (5) The maximum effective annual interest rate we can charge for a Standard Loan is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan. (6) The maximum annual interest rate we can charge for an Index Loan is variable but will never exceed the maximum loan interest rate shown. We set this rate each year at your policy anniversary and it does not change during the Policy Year. (7) The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male substandard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 45-year old male standard non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (8) The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (9) The charge for this rider is determined by multiplying the NAR by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The minimum rate shown is for a 20 year old male super preferred non-smoker underwriting risk with a 1% “Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (10) The charge for this rider is determined by multiplying the NAR by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (11) The Return of Premium Death Benefit Rider charge is determined by multiplying the NAR by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the sex of the insured person. The minimum rate shown is the rate in the first policy year for a 5 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for an 80 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (12) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20-year-old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 41 for a policy issued to cover an 80-year-old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year-old male standard nonsmoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the policy. A complete list of the portfolios available under the policy, including their annual expenses, may be found at the back of this document.
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.17%

Transaction Expenses [Table Text Block]
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	7% of each premium paid(1)
Surrender charge(2)	Upon surrender or policy lapse
Minimum charge		$15.61 per $1,000 of Base Face Amount
Maximum charge		$54.13 per $1,000 of Base Face Amount
Charge for a representative insured person	$30.96 per $1,000 of Base Face Amount
Transfer fee(3)	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve	$25
Cash Value Enhancement Rider(4)	Upon payment of premium	3% of premiums paid
Overloan Protection Rider(5)	At exercise of benefit
Minimum charge		0.04%
Maximum charge		8.00%
Accelerated Benefit Rider	At exercise of benefit	$150.00
(1) This charge is 7% of each premium paid in years 1-20 and 2% of each premium paid in years 21 and thereafter. (2) A surrender charge is applicable for twelve policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The minimum charge shown is for a 0 year old female standard nonsmoker underwriting risk. The maximum charge shown is the amount in month one in the first policy year for a 66 year old female preferred nonsmoker underwriting risk. The charge for the representative insured person is for a 45 year old male standard nonsmoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is not currently imposed, but we reserve the right to do so in the policy. (4) The charge for this rider is a percentage of premium which is deducted at the same time as the Premium charge when premiums are paid in years 1 through 10. (5) The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The minimum rate shown is for an insured person who has reached attained age 100 and the guideline premium test or the cash value accumulation test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Sales Load, Description [Text Block]	Maximum premium charge
Sales Load, When Deducted [Text Block]	Upon payment of premium
Sales Load (of Premium Payments), Maximum [Percent]	7.00%
Sales Load, Footnotes [Text Block]	This charge is 7% of each premium paid in years 1-20 and 2% of each premium paid in years 21 and thereafter.
Deferred Sales Charge, Description [Text Block]	Surrender charge(2)
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender or policy lapse
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	54.13%
Deferred Sales Load (of Purchase Payments), Current [Percent]	30.96%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	15.61%
Deferred Sales Load, Footnotes [Text Block]
Charge for a representative insured person	$30.96 per $1,000 of Base Face Amount
A surrender charge is applicable for twelve policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The minimum charge shown is for a 0 year old female standard nonsmoker underwriting risk. The maximum charge shown is the amount in month one in the first policy year for a 66 year old female preferred nonsmoker underwriting risk. The charge for the representative insured person is for a 45 year old male standard nonsmoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Transfer Fees, Description [Text Block]	Transfer fee(3)
Transfer Fees, When Deducted [Text Block]	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	This charge is not currently imposed, but we reserve the right to do so in the policy.
Periodic Charges [Table Text Block]	The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges:
Cost of Insurance(1):	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for a representative insured person	$0.22 per $1,000 of NAR
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Administrative charge	Monthly	$20.00
Base Face Amount charge(2):	Monthly
Minimum charge		$0.13 per $1,000 of Base Face Amount
Maximum charge		$10.10 per $1,000 of Base Face Amount
Charge for a representative insured person		$0.35 per $1,000 of Base Face Amount
Supplemental Face Amount charge(3):	Monthly
Minimum charge		$0.01 per $1,000 of Supplemental Face Amount
Maximum charge		$7.17 per $1,000 of Supplemental Face Amount
Charge for a representative insured person		$0.01 per $1,000 of Supplemental Face Amount
Indexed Performance charge(4)	Monthly	1.50% annually (0.125% monthly) applied to the policy value in the High Capped Indexed Account
Maximum Standard Loan interest rate(5)	Accrues daily Payable annually	3.25% annual rate
Maximum Index Loan interest rate(6)	Accrues daily Payable annually	15% annual rate
Optional Benefit Charges:
Healthy Engagement Rider	Monthly	$2
Critical Illness Benefit Rider(7)	Monthly
Minimum charge		$0.20 per $1,000 of Critical Illness Benefit Amount
Maximum charge		$48.43 per $1,000 of Critical Illness Benefit Amount
Charge for representative insured person		$2.12 per $1,000 of Critical Illness Benefit Amount
Disability Payment of Specified Premium Rider(8)	Monthly
Minimum charge		$16.57 per $1,000 of Specified Premium
Maximum charge		$198.67 per $1,000 of Specified Premium
Charge for representative insured person		$51.66 per $1,000 of Specified Premium
Long-Term Care Rider(9)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.34 per $1,000 of NAR
Charge for representative insured person		$0.08 per $1,000 of NAR
Long-Term Care Rider 2018(10)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.75 per $1,000 of NAR
Charge for representative insured person		$0.07 per $1,000 of NAR
Return of Premium Death Benefit Rider(11)	Monthly
Minimum charge		$0.02 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for representative insured person		$0.22 per $1,000 of NAR
Defined Benefit Chronic Illness Rider(12)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$35.36 per $1,000 of NAR
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Charge for representative insured person		$0.04 per $1,000 of NAR
(1) The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the third policy year for a 90 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (2) This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, risk classification, and death benefit option at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 20 year old female superpreferred non-smoker underwriting risk with death benefit Option 1. The maximum rate shown is the rate in the fourth policy year for a 90 year old male standard smoker with death benefit Option 2. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker with death benefit Option 2. This charge continues for a maximum of 45 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is determined by multiplying the greater of the amount of Supplemental Face Amount at issue and the current amount of Supplemental Face Amount by the applicable rate. The rates vary by the sex, age, and risk classification of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 45 year old male superpreferred non-smoker. The maximum rate shown is the rate in the fourth policy year for a 90 year old male standard smoker. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. This charge continues for a maximum of 45 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (4) This charge is determined by multiplying the portion of policy value held in the segments of the High Capped Indexed Account by the applicable rate. The charge determined does not apply to policy value held in the other indexed accounts, the variable investment accounts, or any fixed account. (5) The maximum effective annual interest rate we can charge for a Standard Loan is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan. (6) The maximum annual interest rate we can charge for an Index Loan is variable but will never exceed the maximum loan interest rate shown. We set this rate each year at your policy anniversary and it does not change during the Policy Year. (7) The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male substandard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 45-year old male standard non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (8) The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (9) The charge for this rider is determined by multiplying the NAR by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The minimum rate shown is for a 20 year old male super preferred non-smoker underwriting risk with a 1% “Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (10) The charge for this rider is determined by multiplying the NAR by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (11) The Return of Premium Death Benefit Rider charge is determined by multiplying the NAR by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the sex of the insured person. The minimum rate shown is the rate in the first policy year for a 5 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for an 80 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (12) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20-year-old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 41 for a policy issued to cover an 80-year-old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year-old male standard nonsmoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Insurance Cost, Description [Text Block]	Cost of Insurance(1):
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Charge for a representative insured person	$0.22 per $1,000 of NAR

Insurance Cost (of Other Amount), Maximum [Percent]	83.33%
Insurance Cost (of Other Amount), Current [Percent]	0.22%
Insurance Cost (of Other Amount), Minimum [Percent]	0.01%
Insurance Cost, Footnotes [Text Block]	The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the third policy year for a 90 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.17%

Portfolio Company Expenses [Text Block]	Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.17%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy Lapse Risk If the net cash surrender value is insufficient to pay the charges when due and the No-Lapse Guarantee is not in effect, your policy can terminate (i.e., “lapse”). For example, this can happen because you haven’t paid enough premium, because the performance of the variable investment or general account options you’ve chosen has been poor, because the performance of the S&P 500 has been poor or because of a combination of all factors. Since withdrawals and policy charges reduce your policy value, these also increase the risk of lapse. Policy loans also increase the risk of lapse. There is no guarantee that your policy will not lapse even if you pay your planned premium. Investment Risk/Risk of Loss The policy offers a number of variable investment accounts, as listed in the APPENDIX. The investment performance of any variable investment account may be good or bad, and you may lose money on amounts you invest in a policy. Your policy value will increase or decrease based on the investment performance of the variable investment accounts you’ve chosen. The variable investment accounts cover a broad spectrum of investment styles and strategies, some variable investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the portfolios. The death benefit may also increase or decrease with investment experience. An investment in a policy is also subject to risks related to John Hancock USA, including that the obligations (including under the fixed account and indexed account options), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.Transfer Risk There is a risk that you will not be able to transfer your policy value from one variable investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment accounts. If you purchase certain supplementary benefit riders you will be subject to special transfer restrictions. Transfers from an indexed account to any other account can only be made on a segment maturity date. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors. Early Surrender or Withdrawal Risk/Not a Short-Term Investment This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. There are surrender charges assessed if you surrender your policy in the first twelve policy years. Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you. Upon surrender or withdrawal, we will not apply index segment interest credits to any amounts taken from segments which have not reached their segment maturity date. Tax Risks In order for you to receive the tax benefits extended to life insurance under the Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring, which can have adverse tax consequences. If the policy were determined not to qualify as life insurance under the Code, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “tax-deferred inside build-up” that is a major benefit of life insurance. There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur. Tax consequences of ownership or receipt of policy proceeds (including surrender or withdrawal proceeds) under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy. There are tax risks associated with the election of certain supplementary benefit riders (see “Tax Consequences of Electing Certain Supplementary Benefit Riders”). Cybersecurity Risks Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with the processing of actions taken on your policy, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your policy due to cyber-attacks or information security breaches in the future.
Standard Death Benefit [Text Block]	Standard Death Benefits Standard Death Benefits Effectiveness and Policy Date. After you apply for a policy, we gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person’s risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. The policy will take effect only if all of the following conditions are satisfied: • The policy is delivered to and received by the applicant. • The Minimum Initial Premium is received by us. • The insured person is living and there has been no deterioration in the insurability of the insured person since the date of the application. If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “Policy Date.” That is the date on which we begin to take monthly deductions. Policy months, policy years and policy anniversaries are all measured from the Policy Date. Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Temporary insurance coverage. If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage. Option 1 and Option 2. When the insured person dies, we will pay the death benefit minus any outstanding policy debt and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are described below. • Option 1. The death benefit will equal the greater of (1) the Total Face Amount plus any amount payable under a supplementary benefit rider, or (2) the minimum death benefit (as described below). • Option 2. The death benefit will equal the greater of (1) the Total Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit. See the OTHER BENEFITS AVAILABLE UNDER THE POLICY and More About Certain Optional Benefits sections for more information about riders that may increase the death benefit. For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the cost of insurance charges (based on the higher NAR) will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments. Poor investment performance of the portfolios, expenses, and deduction of charges under the policy all will reduce the policy value and net cash surrender value and may also reduce the death benefit. However, favorable investment performance may increase the policy value, net cash surrender value, and death benefit. Therefore, if you experience better investment performance or lower expenses and charges than you assumed, you may be able to reduce your premium payments while maintaining the death benefit and other values under your policy; or if you continue to pay premiums at the same level, the death benefit and other values under your policy may increase. Conversely, if the investment performance falls short of what you assumed, or the expenses or charges are higher, the death benefit and other values under your policy may decrease unless you pay additional premiums. Base Face Amount and Supplemental Face Amount. Total Face Amount is composed of the Base Face Amount and any Supplemental Face Amount you elect. The Supplemental Face Amount you can have generally cannot exceed 400% of the Base Face Amount at the Issue Date. Thereafter, scheduled and unscheduled increases to the Supplemental Face Amount are not permitted if the resulting Supplemental Face Amount would exceed 400% of the Total Face Amount at the Issue Date. You should consider a number of factors in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount. For the same amount of premiums paid, the amount of the Face Amount charge deducted from policy value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Supplemental Face Amount, rather than as Base Face Amount. On the other hand, the amount of any Supplemental Face Amount may be subject to a shorter No-Lapse Guarantee Period. If your priority is to reduce your Face Amount charges, you may wish to maximize the proportion of the Supplemental Face Amount. However, if your priority is to take advantage of the No-Lapse Guarantee feature after the fifth policy year or to maximize the death benefit when the insured person reaches age 121, then you may wish to maximize the proportion of the Base Face Amount. However, the No-Lapse Guarantee for the Base Face Amount under any policy that has elected an increasing Supplemental Face Amount or the Return of Premium Death Benefit Rider is limited to the first five policy years. Minimum death benefit. In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. There are two tests that can be applied under Federal tax law—the “guideline premium test” and the “cash value accumulation test.” You must elect at issue which test you wish to have applied. Once elected, the test cannot be changed without our approval. Under the guideline premium test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. A table showing the factor for each age will appear in the policy, and the following table shows those factors for selected ages:
Attained Age	Applicable Factor
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
90	105%
95 and above	100%
Under the cash value accumulation test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy, and the following table shows those factors for selected ages:
Attained Age	Factor - Female	Factor - Male
40	231.31%	220.07%
45	211.07%	201.86%
50	192.74%	185.13%
55	176.34%	169.82%
60	161.76%	156.15%
65	148.99%	144.22%
70	137.99%	133.95%
75	128.60%	125.23%
90	109.49%	108.19%
95	105.72%	105.27%
100 and above	100.00%	100.00%
These death benefit factors are subject to change based on the issue date of your policy. Please refer to your policy and contact your John Hancock USA representative for the death benefit factors that are specific to your policy. The cash value accumulation test may be preferable if you want to fund the policy so that the minimum death benefit will increase earlier than would be required under the guideline premium test, or if you want to fund the policy at the “7 pay” limit for the full seven years. To the extent that the calculation of the minimum death benefit under the selected life insurance qualification test causes the death benefit to exceed our limits, we reserve the right to return premiums or distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, if we should decide to accept the additional amount of insurance, we may require additional evidence of insurability. Calculation and payment of the death benefit. We will ordinarily pay any death benefit within seven days after we receive the last required form or request and any other documentation that may be required. You may choose to receive proceeds from the policy as a single sum. If we do not have information about the desired manner of payment within seven days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out terms of the option in full. Please contact our Service Office for more information. Changes you may make. Subject to certain limitations and conditions, you may request a change from death benefit Option 2 to Option 1 or a reduction in your policy’s Face Amount. However, you may not request a change from Option 1 to Option 2 or a Face Amount increase.Additional Information About Standard Death Benefits Requesting an increase or decrease in coverage. After the first policy year, you may make a written request for an unscheduled increase in Supplemental Face Amount. We must receive your written request within two months of your next policy anniversary. Generally, each such increase must be at least $50,000 and increases in any one policy year cannot exceed 25% of the Total Face Amount at issue. You will have to provide us with evidence that the insured person qualifies for the same risk classification that applied to them at issue. Generally, any increase will be effective on the next policy anniversary following the date we approve the request. Any unscheduled increase in Supplemental Face Amount after issue would first require that you terminate the Disability Payment of Specified Premium, Long-Term Care and Return of Premium Death Benefit Riders you may have elected at issue. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has an unscheduled Supplemental Face Amount increase is limited to the first five policy years. After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if the remaining Base Face Amount will be at least $50,000, and the remaining Total Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status. An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced. Change of death benefit option. Under our current administrative rules, we permit the death benefit option to be changed from Option 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Total Face Amount after the change will equal your Total Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit will change from one that may increase over time due to the investment experience of the variable investment accounts or the performance of the indexed accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly cost of insurance charge since this charge is lowered when the NAR is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office. Tax consequences of coverage changes. If you change the death benefit option, the Federal tax law test (“guideline premium test” or “cash value accumulation test”) that you elected at issue will continue to apply.A change in the death benefit option or Total Face Amount will often change the policy’s limits under the Federal tax law test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refund policy value (if the guideline premium test was elected) or (ii) increase the death benefit (if the cash value accumulation test was elected), which may have the effect of increasing cost of insurance charges under the policy. Limitations on payment of death benefit. If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals. Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Additional Information About Standard Death Benefits Requesting an increase or decrease in coverage. After the first policy year, you may make a written request for an unscheduled increase in Supplemental Face Amount. We must receive your written request within two months of your next policy anniversary. Generally, each such increase must be at least $50,000 and increases in any one policy year cannot exceed 25% of the Total Face Amount at issue. You will have to provide us with evidence that the insured person qualifies for the same risk classification that applied to them at issue. Generally, any increase will be effective on the next policy anniversary following the date we approve the request. Any unscheduled increase in Supplemental Face Amount after issue would first require that you terminate the Disability Payment of Specified Premium, Long-Term Care and Return of Premium Death Benefit Riders you may have elected at issue. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has an unscheduled Supplemental Face Amount increase is limited to the first five policy years. After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if the remaining Base Face Amount will be at least $50,000, and the remaining Total Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status. An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced. Change of death benefit option. Under our current administrative rules, we permit the death benefit option to be changed from Option 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Total Face Amount after the change will equal your Total Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit will change from one that may increase over time due to the investment experience of the variable investment accounts or the performance of the indexed accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly cost of insurance charge since this charge is lowered when the NAR is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office. Tax consequences of coverage changes. If you change the death benefit option, the Federal tax law test (“guideline premium test” or “cash value accumulation test”) that you elected at issue will continue to apply.A change in the death benefit option or Total Face Amount will often change the policy’s limits under the Federal tax law test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refund policy value (if the guideline premium test was elected) or (ii) increase the death benefit (if the cash value accumulation test was elected), which may have the effect of increasing cost of insurance charges under the policy. Limitations on payment of death benefit. If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals. Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefits associated with your policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in the FEE TABLE.
STANDARD BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar cost averaging
Under the dollar cost averaging program, you will
designate an amount that will be transferred
monthly from one variable investment account into
any other variable investment account, a fixed
account, or a holding segment of an indexed
account until the amounts are designated to a
segment of the indexed account.
We reserve the right to cease to offer this program after written notice to you.
Asset allocation balancing
Under the asset allocation balancer program, you
will designate a percentage allocation of policy
value among variable investment accounts. We will
automatically transfer amounts among the variable
investment accounts at intervals you select
(annually, semi-annually, quarterly, or monthly) to
reestablish your chosen allocation.
We reserve the right to cease this program after written notice to you.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Healthy Engagement Rider*
Provides the opportunity to add credits to your
policy value based upon the insured person’s
ongoing participation in activities that promote a
healthy lifestyle. The higher the insured person’s
healthy engagement status category, and the more
years the insured person qualifies for higher status
categories, the larger your credits are likely to be.
The Healthy Engagement Rider also provides the
insured person with the possibility of other
benefits.

The amount of any credit will be reduced (a) the
closer we are to charging the policy’s maximum
cost of insurance rate or (b) at any time the policy’s
death benefit exceeds the cap shown in your policy.
We have the right to change at any time the
qualification standards for status categories. Also,
we may change or terminate any other incentives.

Healthy Engagement Core Rider*
This program is designed to help improve the
longevity of the insured person by educating and
motivating the insured person to develop and
maintain a healthy lifestyle.

By participating in this program, the insured person
may receive discounts on certain goods and
services, educational resources, tools, or other
items that are designed to encourage learning and
participation in healthy activities.

We reserve the right to amend aspects of the
program from time to time, including the Program
Rewards.

In order to participate in the program, the insured
person (i) must have attained Age 20, and (ii) must
not have elected the Healthy Engagement Rider.

Return of Premium Death Benefit Rider*	Provides an additional death benefit payable upon the death of the insured person.	This benefit is available to you only if you elect death benefit Option 1. You must terminate this rider before you can elect any increase to your Supplemental Face Amount.
Accelerated Benefit Rider	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Critical Illness Benefit Rider*	Pays the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed with certain illnesses.
If the insured person receives a first-time diagnosis
for one of the critical illnesses before the rider is in
force or during the rider’s waiting period, then the
policy owner will not receive benefits under this
rider for that critical illness. Benefits paid under
this rider do not provide or pay for the cost of
medical care and are meant to be supplemental to
health insurance that does pay for such costs.

Disability Payment of Specified Premium Rider*	Pays a specified amount of premium into the policy value each month during the life insured person’s total disability.
Total disability must begin between the policy
anniversaries nearest the insured person’s 5th and
65th birthdays and must be continuous for at least
six months.

We will not pay the specified premium under this
rider if: (1) the total disability results from an
intentional, self-inflicted injury or service in the
armed forces; or

(2) the total disability begins within 2 years after
the rider’s Issue Date and results from an injury
sustained or a disease contracted before the rider’s
Issue Date. The specified premium may be reduced
in the event of a reduction in Total Face Amount.
The specified premium paid under this rider may
not be sufficient to maintain the policy in force to
Age 121.

Long Term Care Rider
Provides for periodic advance payments to you of a
portion of the death benefit if the insured person
becomes chronically ill as defined in the policy and
has received qualified long-term care service while
the policy is in force. If you elect this rider, you will
also have an option to apply to have a portion of the
policy’s death benefit advanced to you in the event
of terminal illness.

There is a maximum amount of death benefit that
we will advance for each month of qualification.
Each advance reduces the remaining death benefit
under your policy and causes a proportionate
reduction in your policy value. We restrict your
policy value’s exposure to market risk when
benefits are paid under the Long-Term Care Rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account or an
indexed account while rider benefits are paid. There
is a significant risk that ownership of a policy with
this rider by anyone other than the insured person
will cause adverse tax consequences. Benefits paid
under this rider do not reduce the No- Lapse
Guarantee Premium requirements that may be
necessary for the No-Lapse Guarantee to remain in
effect after a termination of rider benefits.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Long Term Care Rider 2018*
Provides for periodic advance payments to you of a
portion of the death benefit if the insured person
becomes chronically ill as defined in the policy and
has received qualified long-term care service while
the policy is in force. Rider benefits may also be
used to pay for Stay at Home Services.

Each advance payment under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under the Long-
Term Care Rider 2018 by transferring all policy
value to the fixed account. In addition, you will not
be permitted to transfer policy value or allocate any
additional premium payment to a variable
investment account or an indexed account while
rider benefits are paid. There is a significant risk
that ownership of a policy with this rider by anyone
other than the insured person will cause adverse tax
consequences.

Finally, benefits paid under this rider do not reduce
the No-Lapse Guarantee Premium requirements
that may be necessary for the No-Lapse Guarantee
to remain in effect after a termination of rider
benefits.

Cash Value Enhancement Rider	Provides an enhancement in cash surrender value.	The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable.
Overloan Protection Rider	Prevents your policy from lapsing on any date if policy debt exceeds the death benefit.
The benefit is subject to a number of eligibility
requirements relating to, among other things, the
number of years the policy has been in force, the
attained age of the insured person, the death benefit
option elected and the tax status of the policy.

When the Overloan Protection Benefit in this rider
is invoked, all values in the variable investment
accounts and the indexed accounts (upon segment
maturity) are transferred to the fixed account and
will continue to grow at the current fixed account
interest rate.

Thereafter, policy changes and transactions are
limited as set forth in the rider. Any applicable No-
Lapse Guarantee under the policy no longer
applies, and any supplementary benefit rider
requiring a monthly deduction will automatically be
terminated.

When the Overloan Protection Rider causes the
policy to be converted into a fixed policy, there is
risk that the Internal Revenue Service could assert
that the policy has been effectively terminated and
that the outstanding loan balance should be treated
as a distribution.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Accelerations may be requested no more frequently
than once every 12 months. Each acceleration
under the rider reduces the remaining death benefit
under your policy and causes a proportionate
reduction in your policy value. Advance payments
are restricted to the annualized IRS per diem limit
under IRC Section 7702B.

Defined Benefit Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Each acceleration under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under this rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. If this rider is exercised,
death benefit option 1 must be in effect or, if not
already in effect, the death benefit option must be
changed to option 1. Advance payments are
restricted by the IRS per diem limit under IRC
Section 7702B.

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Portfolios Available Under The Policy The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/TAHD/AVUL2025. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.25%*	24.67	14.23	12.81
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	2.16	0.31	1.93
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	16.02	7.93	7.93
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.06%*	13.20	9.33	10.32
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.96%*	31.09	18.39	16.15
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	23.71	12.59	11.80
To seek to provide long-term growth of capital.	American International Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.16%*	2.79	0.85	3.63
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.76%*	35.73	14.60	14.87
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Capital Appreciation Trust - Series NAV John Hancock Variable Trust Advisers LLC/Jennison Associates LLC	0.74%*	30.71	17.68	16.20
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	12.43	10.22	10.30
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.62%*	1.54	-0.19	1.30
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.99%*	-2.44	2.75	3.38
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.78%	-0.35	5.89	4.45
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.71%*	11.67	8.42	8.29
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	30.36	9.47	9.05
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.70%*	24.24	16.16	13.71
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	17.02	14.16	10.86
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	10.53	7.94	5.90
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.84%*	1.86	5.51	8.12
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.61%*	9.19	3.69	4.46
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	4.90	3.88	4.69
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.01%	3.11	3.40	5.34
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.70%	2.05	0.02	1.66
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%	8.67	5.24	5.68
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	4.48	2.15	3.23
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.61%	11.37	7.26	7.28
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%*	7.19	4.21	4.86
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	9.37	3.09	4.36
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%	3.64	-0.03	2.28
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.77%	11.97	3.86	4.70
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	8.09	2.60	4.08
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	25.14	10.76	11.41
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.40%*	13.47	9.92	9.26
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.95%*	16.37	12.50	9.89
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	5.03	2.28	1.57
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.89%*	-0.27	1.40	1.94
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%	10.79	4.43	6.14
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	37.98	18.65	18.10
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	1.88	0.03	1.55
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.67%*	2.80	0.39	0.82
To seek long-term capital appreciation.	Small Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%*	6.01	5.05	5.95
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.48%*	10.87	6.99	7.47
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP and GW&K Investment Management, LLC	0.83%*	8.64	10.73	8.55
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.07%*	11.55	6.53	7.82
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.14%*	10.32	6.44	7.63
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	3.16	1.81	2.65
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	1.14	-0.56	1.10
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.51%*	23.53	13.33	11.93
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	5.01	1.98	1.58
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek to provide capital appreciation.	TOPS® Aggressive Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	11.99	8.25	8.14
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	6.86	4.68	4.84
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	6.00	3.75	3.76
To seek to provide capital appreciation.	TOPS® Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	10.79	7.38	7.25
To seek to provide capital appreciation.	TOPS® Moderate Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	8.84	6.06	6.11
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Prospectuses Available [Text Block]	The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/TAHD/AVUL2025. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.25%*	24.67	14.23	12.81
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	2.16	0.31	1.93
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	16.02	7.93	7.93
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.06%*	13.20	9.33	10.32
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.96%*	31.09	18.39	16.15
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	23.71	12.59	11.80
To seek to provide long-term growth of capital.	American International Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.16%*	2.79	0.85	3.63
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.76%*	35.73	14.60	14.87
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Capital Appreciation Trust - Series NAV John Hancock Variable Trust Advisers LLC/Jennison Associates LLC	0.74%*	30.71	17.68	16.20
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	12.43	10.22	10.30
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.62%*	1.54	-0.19	1.30
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.99%*	-2.44	2.75	3.38
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.78%	-0.35	5.89	4.45
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.71%*	11.67	8.42	8.29
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	30.36	9.47	9.05
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.70%*	24.24	16.16	13.71
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	17.02	14.16	10.86
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	10.53	7.94	5.90
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.84%*	1.86	5.51	8.12
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.61%*	9.19	3.69	4.46
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	4.90	3.88	4.69
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.01%	3.11	3.40	5.34
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.70%	2.05	0.02	1.66
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%	8.67	5.24	5.68
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	4.48	2.15	3.23
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.61%	11.37	7.26	7.28
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%*	7.19	4.21	4.86
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	9.37	3.09	4.36
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%	3.64	-0.03	2.28
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.77%	11.97	3.86	4.70
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	8.09	2.60	4.08
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	25.14	10.76	11.41
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.40%*	13.47	9.92	9.26
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.95%*	16.37	12.50	9.89
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	5.03	2.28	1.57
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.89%*	-0.27	1.40	1.94
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%	10.79	4.43	6.14
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	37.98	18.65	18.10
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	1.88	0.03	1.55
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.67%*	2.80	0.39	0.82
To seek long-term capital appreciation.	Small Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%*	6.01	5.05	5.95
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.48%*	10.87	6.99	7.47
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP and GW&K Investment Management, LLC	0.83%*	8.64	10.73	8.55
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.07%*	11.55	6.53	7.82
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.14%*	10.32	6.44	7.63
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	3.16	1.81	2.65
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	1.14	-0.56	1.10
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.51%*	23.53	13.33	11.93
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	5.01	1.98	1.58
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek to provide capital appreciation.	TOPS® Aggressive Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	11.99	8.25	8.14
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	6.86	4.68	4.84
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	6.00	3.75	3.76
To seek to provide capital appreciation.	TOPS® Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	10.79	7.38	7.25
To seek to provide capital appreciation.	TOPS® Moderate Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	8.84	6.06	6.11
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Portfolio Company Objective [Text Block]	Investment ObjectiveInvestment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Accumulation Variable Universal Life 2025 | RisksAssociatedwithIndexedAccountsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Indexed Accounts For the Base Capped Indexed Account, Base High Par Capped Indexed Account, Base Capped Two Year Indexed Account and the High Capped Indexed Account, the index segment interest credits will vary based upon the performance of the S&P 500 (excluding dividends) subject to the application of the participation rate, the segment cap rate and the guaranteed segment floor rate (“indexed account parameters”). You bear the risk that performance of the S&P 500 may result in index segment interest credits that are low enough to require you to increase your premium payments in order to keep your policy in force. This risk is increased when policy value is allocated to the High Capped Indexed Account, which has an Indexed Performance Charge; when the index segment interest credit for a segment of the High Capped Indexed Account is less than the annualized Indexed Performance Charge, the effective annual return on the portion of the policy value in that segment will be negative. It is within our discretion to set the segment cap rate and participation rate for any new segment term, subject to their respective guaranteed rates. If we reduce the segment cap rate or the participation rate for future segment terms, the amount of index segment interest credit which you may have otherwise received would be reduced and you may need to increase your premium payments in order to keep your policy in force. If the S&P 500 on the segment maturity date has increased from the segment initiation date by a percentage that exceeds the segment cap rate for the segment term, the indexed segment interest credit applied to the indexed account for that segment will be limited to the segment cap rate. For the Barclays Global MA Classic Indexed Account, the index segment interest credits will vary based upon the performance of the Barclays Global MA Index (excluding dividends) subject to the application of the participation rate and the guaranteed segment floor rate (“indexed account parameters”). You bear the risk that performance of the index may result in index segment interest credits that are low enough to require you to increase your premium payments in order to keep your policy in force. It is within our discretion to set the participation rate for any new segment term, subject to minimum guaranteed rates. If we reduce the participation rate for future segment terms, the amount of index segment interest credit which you may have otherwise received would be reduced and you may need to increase your premium payments in order to keep your policy in force. Withdrawals from an indexed account will reduce the amount of any index segment interest credit for any impacted segment, as we will not credit any interest on any amount that does not remain in the segment for its full term. If a policy terminates before a segment maturity date due to death of the insured, surrender of the net cash surrender value or insufficient premium, no index segment interest credit will be applied for that segment.
Accumulation Variable Universal Life 2025 | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk There is a risk that you will not be able to transfer your policy value from one variable investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment accounts. If you purchase certain supplementary benefit riders you will be subject to special transfer restrictions. Transfers from an indexed account to any other account can only be made on a segment maturity date. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors.
Accumulation Variable Universal Life 2025 | EarlySurrenderorWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Surrender or Withdrawal Risk/Not a Short-Term Investment This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. There are surrender charges assessed if you surrender your policy in the first twelve policy years. Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you. Upon surrender or withdrawal, we will not apply index segment interest credits to any amounts taken from segments which have not reached their segment maturity date.
Accumulation Variable Universal Life 2025 | TaxRisksMember
Prospectus:
Principal Risk [Text Block]	Tax Risks In order for you to receive the tax benefits extended to life insurance under the Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring, which can have adverse tax consequences. If the policy were determined not to qualify as life insurance under the Code, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “tax-deferred inside build-up” that is a major benefit of life insurance. There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur. Tax consequences of ownership or receipt of policy proceeds (including surrender or withdrawal proceeds) under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy. There are tax risks associated with the election of certain supplementary benefit riders (see “Tax Consequences of Electing Certain Supplementary Benefit Riders”).
Accumulation Variable Universal Life 2025 | CybersecurityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risks Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with the processing of actions taken on your policy, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your policy due to cyber-attacks or information security breaches in the future.
Accumulation Variable Universal Life 2025 | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this policy is subject to the risk of poor performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account and indexed accounts) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/TAHD/AVUL2025.
Accumulation Variable Universal Life 2025 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Accumulation Variable Universal Life 2025 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Accumulation Variable Universal Life 2025 | Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk/Risk of Loss The policy offers a number of variable investment accounts, as listed in the APPENDIX. The investment performance of any variable investment account may be good or bad, and you may lose money on amounts you invest in a policy. Your policy value will increase or decrease based on the investment performance of the variable investment accounts you’ve chosen. The variable investment accounts cover a broad spectrum of investment styles and strategies, some variable investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the portfolios. The death benefit may also increase or decrease with investment experience. An investment in a policy is also subject to risks related to John Hancock USA, including that the obligations (including under the fixed account and indexed account options), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Accumulation Variable Universal Life 2025 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Your investment in the policy is subject to risks related to John Hancock USA, including that the obligations, the fixed account and indexed accounts, guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Accumulation Variable Universal Life 2025 | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Unless the No-Lapse Guarantee is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Principal Risk [Text Block]	Lapse Risk If the net cash surrender value is insufficient to pay the charges when due and the No-Lapse Guarantee is not in effect, your policy can terminate (i.e., “lapse”). For example, this can happen because you haven’t paid enough premium, because the performance of the variable investment or general account options you’ve chosen has been poor, because the performance of the S&P 500 has been poor or because of a combination of all factors. Since withdrawals and policy charges reduce your policy value, these also increase the risk of lapse. Policy loans also increase the risk of lapse. There is no guarantee that your policy will not lapse even if you pay your planned premium.
Accumulation Variable Universal Life 2025 | FiveHundredIndexTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	500 Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	24.67%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	12.81%
Accumulation Variable Universal Life 2025 | ActiveBondTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	Active Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	0.31%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Accumulation Variable Universal Life 2025 | AmericanAssetAllocationTrustSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	American Asset Allocation Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Accumulation Variable Universal Life 2025 | AmericanGlobalGrowthTrustSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	American Global Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Accumulation Variable Universal Life 2025 | AmericanGrowthTrustSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	American Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	31.09%
Average Annual Total Returns, 5 Years [Percent]	18.39%
Average Annual Total Returns, 10 Years [Percent]	16.15%
Accumulation Variable Universal Life 2025 | AmericanGrowthIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	American Growth-Income Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Accumulation Variable Universal Life 2025 | AmericanInternationalTrustMember
Prospectus:
Portfolio Company Name [Text Block]	American International Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	2.79%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Accumulation Variable Universal Life 2025 | BlueChipGrowthTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	Blue Chip Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide long-term growth of capital. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	35.73%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	14.87%
Accumulation Variable Universal Life 2025 | CapitalAppreciationTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	30.71%
Average Annual Total Returns, 5 Years [Percent]	17.68%
Average Annual Total Returns, 10 Years [Percent]	16.20%
Accumulation Variable Universal Life 2025 | CapitalAppreciationValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	10.30%
Accumulation Variable Universal Life 2025 | CoreBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Core Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek total return consisting of income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	1.54%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Accumulation Variable Universal Life 2025 | DisciplinedValueEmergingMarketsEquityTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Disciplined Value Emerging Markets Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(2.44%)
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Accumulation Variable Universal Life 2025 | DisciplinedValueInternationalTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Disciplined Value International Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(0.35%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Accumulation Variable Universal Life 2025 | EquityIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide substantial dividend income and also long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Accumulation Variable Universal Life 2025 | FinancialIndustriesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Financial Industries Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	30.36%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Accumulation Variable Universal Life 2025 | FundamentalAllCapCoreTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Fundamental All Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	24.24%
Average Annual Total Returns, 5 Years [Percent]	16.16%
Average Annual Total Returns, 10 Years [Percent]	13.71%
Accumulation Variable Universal Life 2025 | FundamentalLargeCapValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Fundamental Large Cap Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	14.16%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Accumulation Variable Universal Life 2025 | GlobalEquityTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Global Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	5.90%
Accumulation Variable Universal Life 2025 | HealthSciencesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Health Sciences Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.86%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Accumulation Variable Universal Life 2025 | HighYieldTrustMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks high current income. Capital appreciation is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Accumulation Variable Universal Life 2025 | InternationalEquityIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	International Equity Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Accumulation Variable Universal Life 2025 | InternationalSmallCompanyTrustMember
Prospectus:
Portfolio Company Name [Text Block]	International Small Company Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Accumulation Variable Universal Life 2025 | InvestmentQualityBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Investment Quality Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.05%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Accumulation Variable Universal Life 2025 | LifestyleBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Accumulation Variable Universal Life 2025 | LifestyleConservativePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income with some consideration given to growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Accumulation Variable Universal Life 2025 | LifestyleGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is also a consideration.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Accumulation Variable Universal Life 2025 | LifestyleModeratePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	4.86%
Accumulation Variable Universal Life 2025 | ManagedVolatilityBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Accumulation Variable Universal Life 2025 | ManagedVolatilityConservativePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	2.28%
Accumulation Variable Universal Life 2025 | ManagedVolatilityGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.97%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	4.70%
Accumulation Variable Universal Life 2025 | ManagedVolatilityModeratePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	4.08%
Accumulation Variable Universal Life 2025 | MidCapGrowthTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	25.14%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Accumulation Variable Universal Life 2025 | MidCapIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	9.26%
Accumulation Variable Universal Life 2025 | MidValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.37%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Accumulation Variable Universal Life 2025 | MoneyMarketTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Money Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To obtain maximum current income consistent with preservation of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Accumulation Variable Universal Life 2025 | OpportunisticFixedIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Opportunistic Fixed Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(0.27%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Accumulation Variable Universal Life 2025 | RealEstateSecuritiesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Real Estate Securities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to achieve a combination of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Accumulation Variable Universal Life 2025 | ScienceTechnologyTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is incidental to the fund’s objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	37.98%
Average Annual Total Returns, 5 Years [Percent]	18.65%
Average Annual Total Returns, 10 Years [Percent]	18.10%
Accumulation Variable Universal Life 2025 | SelectBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Select Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.88%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Accumulation Variable Universal Life 2025 | ShortTermGovernmentIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Short Term Government Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	2.80%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.82%
Accumulation Variable Universal Life 2025 | SmallCapCoreTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Accumulation Variable Universal Life 2025 | SmallCapIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Accumulation Variable Universal Life 2025 | SmallCapOpportunitiesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Accumulation Variable Universal Life 2025 | SmallCapStockTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Stock Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Accumulation Variable Universal Life 2025 | SmallCompanyValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Company Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Accumulation Variable Universal Life 2025 | StrategicIncomeOpportunitiesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Strategic Income Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	2.65%
Accumulation Variable Universal Life 2025 | TotalBondMarketTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Accumulation Variable Universal Life 2025 | TotalStockMarketIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	23.53%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	11.93%
Accumulation Variable Universal Life 2025 | UltraShortTermBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Ultra Short Term Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	1.58%
Accumulation Variable Universal Life 2025 | TOPSAggressiveGrowthETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Accumulation Variable Universal Life 2025 | TOPSBalancedETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide income and capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Accumulation Variable Universal Life 2025 | TOPSConservativeETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to preserve capital and provide moderate income and moderate capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Accumulation Variable Universal Life 2025 | TOPSGrowthETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Accumulation Variable Universal Life 2025 | TOPSModerateGrowthETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Accumulation Variable Universal Life 2025 | CashValueEnhancementRiderMember
Prospectus:
Transfer Fee, Footnotes [Text Block]	The charge for this rider is a percentage of premium which is deducted at the same time as the Premium charge when premiums are paid in years 1 through 10.
Other Transaction Fee, Description [Text Block]	Cash Value Enhancement Rider(4)
Other Transaction Fee, When Deducted [Text Block]	Upon payment of premium
Other Transaction Fee, Maximum [Dollars]	$ 3
Name of Benefit [Text Block]	Cash Value Enhancement Rider
Purpose of Benefit [Text Block]	Provides an enhancement in cash surrender value.
Brief Restrictions / Limitations [Text Block]	The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable.
Name of Benefit [Text Block]	Cash Value Enhancement Rider
Accumulation Variable Universal Life 2025 | OverloanProtectionRiderMember
Prospectus:
Transfer Fee, Footnotes [Text Block]	The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The minimum rate shown is for an insured person who has reached attained age 100 and the guideline premium test or the cash value accumulation test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider(5)
Other Transaction Fee, When Deducted [Text Block]	At exercise of benefit
Other Transaction Fee (of Other Amount), Maximum [Percent]	8.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.04%
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Prevents your policy from lapsing on any date if policy debt exceeds the death benefit.
Brief Restrictions / Limitations [Text Block]	The benefit is subject to a number of eligibility requirements relating to, among other things, the number of years the policy has been in force, the attained age of the insured person, the death benefit option elected and the tax status of the policy.When the Overloan Protection Benefit in this rider is invoked, all values in the variable investment accounts and the indexed accounts (upon segment maturity) are transferred to the fixed account and will continue to grow at the current fixed account interest rate.Thereafter, policy changes and transactions are limited as set forth in the rider. Any applicable No-Lapse Guarantee under the policy no longer applies, and any supplementary benefit rider requiring a monthly deduction will automatically be terminated.When the Overloan Protection Rider causes the policy to be converted into a fixed policy, there is risk that the Internal Revenue Service could assert that the policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution.
Name of Benefit [Text Block]	Overloan Protection Rider
Accumulation Variable Universal Life 2025 | AcceleratedBenefitRiderMember
Prospectus:
Transfer Fees, Description [Text Block]	Accelerated Benefit Rider
Transfer Fee, Current [Dollars]	$ 150
Other Transaction Fee, When Deducted [Text Block]	At exercise of benefit
Name of Benefit [Text Block]	Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.
Brief Restrictions / Limitations [Text Block]	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Name of Benefit [Text Block]	Accelerated Benefit Rider
Accumulation Variable Universal Life 2025 | AdministrativeChargeMember
Prospectus:
Administrative Expenses, Description [Text Block]	Administrative charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Accumulation Variable Universal Life 2025 | BaseFaceAmountChargeMember
Prospectus:
Administrative Expenses, Description [Text Block]	Base Face Amount charge(2):
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for a representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	10.10%
Administrative Expense (of Face Amount), Current [Percent]	0.35%
Administrative Expense (of Face Amount), Minimum [Percent]	0.13%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, risk classification, and death benefit option at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 20 year old female superpreferred non-smoker underwriting risk with death benefit Option 1. The maximum rate shown is the rate in the fourth policy year for a 90 year old male standard smoker with death benefit Option 2. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker with death benefit Option 2. This charge continues for a maximum of 45 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Accumulation Variable Universal Life 2025 | SupplementalFaceAmountChargeMember
Prospectus:
Administrative Expenses, Description [Text Block]	Supplemental Face Amount charge(3):
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for a representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	7.17%
Administrative Expense (of Face Amount), Current [Percent]	0.01%
Administrative Expense (of Face Amount), Minimum [Percent]	0.01%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the greater of the amount of Supplemental Face Amount at issue and the current amount of Supplemental Face Amount by the applicable rate. The rates vary by the sex, age, and risk classification of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 45 year old male superpreferred non-smoker. The maximum rate shown is the rate in the fourth policy year for a 90 year old male standard smoker. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. This charge continues for a maximum of 45 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Accumulation Variable Universal Life 2025 | IndexedPerformanceChargeMember
Prospectus:
Other Annual Expense, Description [Text Block]	Indexed Performance charge(4)
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]	This charge is determined by multiplying the portion of policy value held in the segments of the High Capped Indexed Account by the applicable rate. The charge determined does not apply to policy value held in the other indexed accounts, the variable investment accounts, or any fixed account.
Accumulation Variable Universal Life 2025 | MaximumStandardLoanInterestRateMember
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum Standard Loan interest rate(5)
Other Annual Expense, When Deducted [Text Block]	Accrues daily Payable annually
Other Annual Expense (of Other Amount), Maximum [Percent]	3.25%
Other Annual Expense, Footnotes [Text Block]	The maximum effective annual interest rate we can charge for a Standard Loan is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan.
Accumulation Variable Universal Life 2025 | MaximumIndexLoanInterestRateMember
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum Index Loan interest rate(6)
Other Annual Expense, When Deducted [Text Block]	Accrues daily Payable annually
Other Annual Expense (of Face Amount), Maximum [Percent]	15.00%
Other Annual Expense, Footnotes [Text Block]	The maximum annual interest rate we can charge for an Index Loan is variable but will never exceed the maximum loan interest rate shown. We set this rate each year at your policy anniversary and it does not change during the Policy Year.
Accumulation Variable Universal Life 2025 | HealthyEngagementRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Healthy Engagement Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 2
Name of Benefit [Text Block]	Healthy Engagement Rider*
Purpose of Benefit [Text Block]	Provides the opportunity to add credits to your policy value based upon the insured person’s ongoing participation in activities that promote a healthy lifestyle. The higher the insured person’s healthy engagement status category, and the more years the insured person qualifies for higher status categories, the larger your credits are likely to be. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits.
Brief Restrictions / Limitations [Text Block]	The amount of any credit will be reduced (a) the closer we are to charging the policy’s maximum cost of insurance rate or (b) at any time the policy’s death benefit exceeds the cap shown in your policy. We have the right to change at any time the qualification standards for status categories. Also, we may change or terminate any other incentives.
Name of Benefit [Text Block]	Healthy Engagement Rider*
Accumulation Variable Universal Life 2025 | CriticalIllnessBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Critical Illness Benefit Rider(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	48.43%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.12%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male substandard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 45-year old male standard non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Critical Illness Benefit Rider*
Purpose of Benefit [Text Block]	Pays the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed with certain illnesses.
Brief Restrictions / Limitations [Text Block]	If the insured person receives a first-time diagnosis for one of the critical illnesses before the rider is in force or during the rider’s waiting period, then the policy owner will not receive benefits under this rider for that critical illness. Benefits paid under this rider do not provide or pay for the cost of medical care and are meant to be supplemental to health insurance that does pay for such costs.
Name of Benefit [Text Block]	Critical Illness Benefit Rider*
Accumulation Variable Universal Life 2025 | DisabilityPaymentofSpecifiedPremiumRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Payment of Specified Premium Rider(8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	198.67%
Optional Benefit Expense (of Other Amount), Current [Percent]	51.66%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	16.57%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Disability Payment of Specified Premium Rider*
Purpose of Benefit [Text Block]	Pays a specified amount of premium into the policy value each month during the life insured person’s total disability.
Brief Restrictions / Limitations [Text Block]	Total disability must begin between the policy anniversaries nearest the insured person’s 5th and 65th birthdays and must be continuous for at least six months.We will not pay the specified premium under this rider if: (1) the total disability results from an intentional, self-inflicted injury or service in the armed forces; or(2) the total disability begins within 2 years after the rider’s Issue Date and results from an injury sustained or a disease contracted before the rider’s Issue Date. The specified premium may be reduced in the event of a reduction in Total Face Amount. The specified premium paid under this rider may not be sufficient to maintain the policy in force to Age 121.
Name of Benefit [Text Block]	Disability Payment of Specified Premium Rider*
Accumulation Variable Universal Life 2025 | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider(9)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.34%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.08%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the NAR by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The minimum rate shown is for a 20 year old male super preferred non-smoker underwriting risk with a 1% “Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Long Term Care Rider
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy and has received qualified long-term care service while the policy is in force. If you elect this rider, you will also have an option to apply to have a portion of the policy’s death benefit advanced to you in the event of terminal illness.
Brief Restrictions / Limitations [Text Block]	There is a maximum amount of death benefit that we will advance for each month of qualification. Each advance reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account or an indexed account while rider benefits are paid. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. Benefits paid under this rider do not reduce the No- Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.
Name of Benefit [Text Block]	Long Term Care Rider
Accumulation Variable Universal Life 2025 | LongTermCareRider2018Member
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider 2018(10)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.07%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the NAR by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Long Term Care Rider 2018*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy and has received qualified long-term care service while the policy is in force. Rider benefits may also be used to pay for Stay at Home Services.
Brief Restrictions / Limitations [Text Block]	Each advance payment under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider 2018 by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account or an indexed account while rider benefits are paid. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences.Finally, benefits paid under this rider do not reduce the No-Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.
Name of Benefit [Text Block]	Long Term Care Rider 2018*
Accumulation Variable Universal Life 2025 | ReturnofPremiumDeathBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Return of Premium Death Benefit Rider(11)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	83.33%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.22%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.02%
Optional Benefit Expense, Footnotes [Text Block]	The Return of Premium Death Benefit Rider charge is determined by multiplying the NAR by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the sex of the insured person. The minimum rate shown is the rate in the first policy year for a 5 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for an 80 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider*
Purpose of Benefit [Text Block]	Provides an additional death benefit payable upon the death of the insured person.
Brief Restrictions / Limitations [Text Block]	This benefit is available to you only if you elect death benefit Option 1. You must terminate this rider before you can elect any increase to your Supplemental Face Amount.
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider*
Accumulation Variable Universal Life 2025 | DefinedBenefitChronicIllnessRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Defined Benefit Chronic Illness Rider(12)
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	35.36%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.04%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20-year-old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 41 for a policy issued to cover an 80-year-old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year-old male standard nonsmoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under this rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. If this rider is exercised, death benefit option 1 must be in effect or, if not already in effect, the death benefit option must be changed to option 1. Advance payments are restricted by the IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider*
Accumulation Variable Universal Life 2025 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar cost averaging
Purpose of Benefit [Text Block]	Under the dollar cost averaging program, you will designate an amount that will be transferred monthly from one variable investment account into any other variable investment account, a fixed account, or a holding segment of an indexed account until the amounts are designated to a segment of the indexed account.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease to offer this program after written notice to you.
Name of Benefit [Text Block]	Dollar cost averaging
Accumulation Variable Universal Life 2025 | AssetAllocationBalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset allocation balancing
Purpose of Benefit [Text Block]	Under the asset allocation balancer program, you will designate a percentage allocation of policy value among variable investment accounts. We will automatically transfer amounts among the variable investment accounts at intervals you select (annually, semi-annually, quarterly, or monthly) to reestablish your chosen allocation.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease this program after written notice to you.
Name of Benefit [Text Block]	Asset allocation balancing
Accumulation Variable Universal Life 2025 | HealthyEngagementCoreRiderMember
Prospectus:
Name of Benefit [Text Block]	Healthy Engagement Core Rider*
Purpose of Benefit [Text Block]	This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle.By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in healthy activities.
Brief Restrictions / Limitations [Text Block]	We reserve the right to amend aspects of the program from time to time, including the Program Rewards.In order to participate in the program, the insured person (i) must have attained Age 20, and (ii) must not have elected the Healthy Engagement Rider.
Name of Benefit [Text Block]	Healthy Engagement Core Rider*
Accumulation Variable Universal Life 2025 | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Accelerations may be requested no more frequently than once every 12 months. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Advance payments are restricted to the annualized IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider*